7. Share-based payments (Details 10) - 12 months ended Dec. 31, 2014 - Employee stock options Market price-based [Member] - $ / shares	Total
Number of Options	5,000,000
1.50 [Member]
Market Price	$ 1.50
Number of Options	1,000,000
1.75 [Member]
Market Price	$ 1.75
Number of Options	1,000,000
2.00 [Member]
Market Price	$ 2.00
Number of Options	1,000,000
2.25 [Member]
Market Price	$ 2.25
Number of Options	1,000,000
2.50 [Member]
Market Price	$ 2.50
Number of Options	1,000,000